AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Financials - 22.0%
Banks - 9.7%
Associated Banc-Corp.	272,600	$5,820,010
Comerica, Inc.	84,600	6,202,872
Huntington Bancshares, Inc./OH	284,007	3,601,209
Sterling Bancorp/DE	388,550	7,238,686
Synovus Financial Corp.	205,222	7,051,428
Texas Capital Bancshares, Inc. (a)	122,097	6,665,275
Umpqua Holdings Corp.	456,113	7,525,864
Webster Financial Corp.	137,143	6,949,036
Zions Bancorp NA	222,648	10,110,446

		61,164,826

Consumer Finance - 0.8%
OneMain Holdings, Inc.	166,176	5,276,088

Insurance - 8.9%
American Financial Group, Inc./OH	80,590	7,753,564
Everest Re Group Ltd.	51,656	11,155,630
First American Financial Corp.	154,590	7,961,385
Hanover Insurance Group, Inc. (The)	40,240	4,594,201
Kemper Corp.	38,613	2,939,994
Old Republic International Corp.	276,118	5,776,388
Reinsurance Group of America, Inc.-Class A	78,029	11,078,557
Selective Insurance Group, Inc.	79,995	5,062,084

		56,321,803

Thrifts & Mortgage Finance - 2.6%
BankUnited, Inc.	262,598	8,770,773
Essent Group Ltd. (a)	176,124	7,652,588

		16,423,361

		139,186,078

Information Technology - 13.9%
Communications Equipment - 1.7%
Finisar Corp. (a)	137,123	3,177,140
NetScout Systems, Inc. (a)	261,010	7,326,551

		10,503,691

Electronic Equipment, Instruments & Components - 1.4%
Avnet, Inc.	188,680	8,183,052
TTM Technologies, Inc. (a)	68,046	798,179

		8,981,231

IT Services - 3.1%
Amdocs Ltd.	103,130	5,580,364
Booz Allen Hamilton Holding Corp.	110,505	6,424,761
Genpact Ltd.	213,728	7,518,951

		19,524,076

Semiconductors & Semiconductor Equipment - 2.7%
Cypress Semiconductor Corp.	494,186	7,373,255
Kulicke & Soffa Industries, Inc.	152,211	3,365,385
MaxLinear, Inc.-Class A (a)	254,477	6,496,798

		17,235,438

Company	Shares	U.S. $ Value
Software - 3.7%
CommVault Systems, Inc. (a)	83,510	$5,406,437
Nuance Communications, Inc. (a)	527,654	8,933,182
Verint Systems, Inc. (a)	150,975	9,037,364

		23,376,983

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	312,230	8,520,757

		88,142,176

Industrials - 12.7%
Aerospace & Defense - 0.7%
AAR Corp.	133,251	4,331,990

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	70,290	3,553,862

Airlines - 3.4%
Alaska Air Group, Inc.	151,383	8,495,614
Hawaiian Holdings, Inc.	220,076	5,776,995
SkyWest, Inc.	139,861	7,593,053

		21,865,662

Commercial Services & Supplies - 0.7%
Steelcase, Inc.-Class A	323,105	4,701,178

Construction & Engineering - 2.6%
Granite Construction, Inc.	102,517	4,423,609
Quanta Services, Inc.	198,971	7,509,165
Tutor Perini Corp. (a)	263,480	4,510,778

		16,443,552

Electrical Equipment - 1.7%
EnerSys	53,059	3,457,324
Regal Beloit Corp.	87,172	7,136,772

		10,594,096

Machinery - 1.4%
Kennametal, Inc.	5,200	191,100
Oshkosh Corp.	60,427	4,539,881
Terex Corp.	133,710	4,296,102

		9,027,083

Trading Companies & Distributors - 1.6%
BMC Stock Holdings, Inc. (a)	244,141	4,313,972
MRC Global, Inc. (a)	322,440	5,636,251

		9,950,223

		80,467,646

Company	Shares	U.S. $ Value
Real Estate - 12.1%
Equity Real Estate Investment Trusts (REITs) - 12.1%
American Campus Communities, Inc.	188,766	$8,981,486
Camden Property Trust	103,547	10,510,020
Cousins Properties, Inc.	418,466	4,042,382
CubeSmart	297,724	9,539,077
Empire State Realty Trust, Inc.-Class A	516,882	8,166,736
MGM Growth Properties LLC-Class A	250,230	8,069,918
Park Hotels & Resorts, Inc.	259,505	8,065,415
STAG Industrial, Inc.	305,810	9,067,266
Sun Communities, Inc.	85,709	10,158,231

		76,600,531

Consumer Discretionary - 9.8%
Auto Components - 2.0%
Cooper-Standard Holdings, Inc. (a)	78,368	3,680,161
Dana, Inc.	189,128	3,355,131
Lear Corp.	41,034	5,568,724

		12,604,016

Diversified Consumer Services - 1.5%
Houghton Mifflin Harcourt Co. (a)	489,525	3,558,847
Sotheby’s (a)	155,884	5,884,621

		9,443,468

Hotels, Restaurants & Leisure - 1.0%
Bloomin’ Brands, Inc.	290,833	5,947,535

Household Durables - 2.2%
Lennar Corp.-Class A	144,593	7,098,070
Taylor Morrison Home Corp.-Class A (a)	392,453	6,966,041

		14,064,111

Specialty Retail - 1.3%
Michaels Cos., Inc. (The) (a)	371,610	4,243,786
Signet Jewelers Ltd.	149,280	4,054,445

		8,298,231

Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)	103,175	4,720,256
Skechers U.S.A., Inc.-Class A (a)	195,385	6,566,890

		11,287,146

		61,644,507

Energy - 5.9%
Energy Equipment & Services - 3.1%
Dril-Quip, Inc. (a)	111,704	5,121,629
Oil States International, Inc. (a)	244,030	4,138,749
Patterson-UTI Energy, Inc.	406,604	5,700,588
RPC, Inc. (b)	372,210	4,246,916

		19,207,882

Oil, Gas & Consumable Fuels - 2.8%
Cimarex Energy Co.	37,293	2,606,781
Oasis Petroleum, Inc. (a)	654,630	3,953,965
QEP Resources, Inc. (a)	777,918	6,059,981
SM Energy Co.	297,290	5,199,602

		17,820,329

		37,028,211

Company	Shares	U.S. $ Value
Utilities - 5.6%
Electric Utilities - 3.7%
Alliant Energy Corp.	203,518	$9,591,803
PNM Resources, Inc.	126,381	5,982,877
Portland General Electric Co.	148,830	7,715,347

		23,290,027

Gas Utilities - 1.0%
Southwest Gas Holdings, Inc.	77,290	6,357,876

Multi-Utilities - 0.9%
Black Hills Corp.	77,319	5,727,018

		35,374,921

Materials - 5.3%
Chemicals - 2.3%
Orion Engineered Carbons SA	195,968	3,721,432
Trinseo SA	127,440	5,773,032
Westlake Chemical Corp.	72,358	4,910,214

		14,404,678

Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	534,708	6,753,362
Sealed Air Corp.	130,524	6,011,935

		12,765,297

Metals & Mining - 1.0%
Alcoa Corp. (a)	214,449	6,038,884
Carpenter Technology Corp.	4,000	183,400

		6,222,284

		33,392,259

Consumer Staples - 5.3%
Beverages - 1.1%
Cott Corp.	479,419	7,004,312

Food & Staples Retailing - 1.5%
US Foods Holding Corp. (a)	276,900	9,666,579

Food Products - 2.7%
Ingredion, Inc.	72,721	6,885,951
Nomad Foods Ltd. (a)	476,698	9,748,474

		16,634,425

		33,305,316

Health Care - 3.0%
Health Care Providers & Services - 2.0%
Molina Healthcare, Inc. (a)	50,852	7,218,950
WellCare Health Plans, Inc. (a)	19,411	5,236,117

		12,455,067

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 1.0%
ICON PLC (a)	47,177	$6,443,435

		18,898,502

Communication Services - 1.3%
Media - 1.3%
Criteo SA (Sponsored ADR) (a)	214,295	4,292,329
Scholastic Corp.	94,320	3,750,163

		8,042,492

Total Common Stocks (cost $559,831,113)		612,082,639

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $13,703,161)	13,703,161	13,703,161

Total Investments Before Security Lending Collateral for Securities Loaned - 99.1% (cost $573,534,274)		625,785,800

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (c)(d)(e) (cost $4,367,592)	4,367,592	4,367,592

Total Investments - 99.8% (cost $577,901,866) (f)		630,153,392
Other assets less liabilities - 0.2%		1,284,683

Net Assets - 100.0%		$631,438,075

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $105,074,948 and gross unrealized depreciation of investments was $(52,823,422), resulting in net unrealized appreciation of $52,251,526.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$612,082,639		$	– 0	–	$	– 0	–	$612,082,639
Short-Term Investments	13,703,161			– 0	–		– 0	–	13,703,161
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,367,592			– 0	–		– 0	–	4,367,592

Total Investments in Securities	630,153,392			– 0	–		– 0	–	630,153,392
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$630,153,392		$	– 0	–	$	– 0	–	$630,153,392

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,557	$32,197	$23,051	$13,703	$57
Government Money Market Portfolio*	2,473	10,567	8,672	4,368	14

Total	$7,030	$42,764	$31,723	$18,071	$71

*	Investments of cash collateral for securities lending transactions.